Restructuring Charges and Other Costs Associated with Acquisitions and Cost-Reduction/Productivity Initiatives - Costs - Footnotes (Detail) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Restructuring Cost and Reserve [Line Items]
Restructuring charge (credit)	[1]	$ 782	$ 30	$ 1,055
Corporate [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring charge (credit)		38	12	172
Worldwide Research and Development and Global Product Development [Member] | Segment Reconciling Items [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring charge (credit)		135	19	145
Manufacturing Operations [Member] | Segment Reconciling Items [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring charge (credit)		403	89	328
Innovative Health Segment [Member] | Operating Segments [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring charge (credit)		176	(83)	255
Essential Health Segment [Member] | Operating Segments [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring charge (credit)		31	(6)	155
Pension Plan [Member] | Qualified Plan [Member] | United States [Member]
Restructuring Cost and Reserve [Line Items]
Gain related to settlement	[2]	$ (113)	(75)	$ (90)
Pension Plan [Member] | Qualified Plan [Member] | United States [Member] | Hospira [Member]
Restructuring Cost and Reserve [Line Items]
Gain related to settlement			$ 12

[1]	In 2018, restructuring charges were primarily related to employee termination costs and asset write downs. The employee termination costs are associated with our improvements to operational effectiveness as part of the realignment of our organizational structure effective at the beginning of 2019. In 2017, restructuring charges are primarily associated with our acquisitions of Hospira and Medivation, partially offset by credits associated with cost-reduction and productivity initiatives not associated with acquisitions that mostly related to the reversal of previously recorded accruals for employee termination costs resulting from revisions of our severance benefit estimates. In 2016, restructuring charges are largely associated with cost-reduction and productivity initiatives not associated with acquisitions, as well as our acquisitions of Hospira and Medivation. Employee termination costs are generally recorded when the actions are probable and estimable and include accrued severance benefits, pension and postretirement benefits, many of which may be paid out during periods after termination.The restructuring activities in 2018 are associated with the following:•IH ($176 million charge); EH ($31 million charge); WRD/GPD ($135 million charge); manufacturing operations ($403 million charge); and Corporate ($38 million charge).The restructuring activities in 2017 are associated with the following:•IH ($83 million credit); EH ($6 million credit); WRD/GPD ($19 million charge); manufacturing operations ($89 million charge); and Corporate ($12 million charge), The restructuring activities in 2016 are associated with the following:•IH ($255 million charge); EH ($155 million charge); WRD/GPD ($145 million charge); manufacturing operations ($328 million charge); and Corporate ($172 million charge).
[2]	In the second quarter of 2017, we settled the remaining obligation associated with the Hospira U.S. qualified defined benefit pension plan. We purchased a group annuity contract on behalf of the remaining plan participants with a third-party insurance provider. As a result, we were relieved of the $156 million net pension benefit obligation and recorded a pretax settlement gain of $41 million, partially offset by the recognition of actuarial losses and prior service costs upon plan settlement of approximately $30 million in Other (income)/deductions—net (see Note 3).